NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS
NOTE 1 - NATURE OF OPERATIONS

Sol-Gel Technologies Ltd. (collectively with its subsidiary, the "Company") is an Israeli Company incorporated in  1997.

The Company is a clinical stage specialty pharmaceutical company focused on developing and commercializing topical dermatological drug products. The Company’s lead products candidates are based upon its proprietary microencapsulation delivery system, consisting of microcapsules made of precipitated silica. The Company has two approved drugs: (i) Twyneo®, which was developed for the treatment of acne vulgaris and received marketing authorization by the U.S. Food and Durg Administration (the "FDA") on July 27, 2021 and (ii) Epsolay®, a treatment for subtype II rosacea that received marketing authorization by the FDA on April 25, 2022.  In June 2021, the Company entered into two exclusive license agreements with Galderma for the commercialization of Twyneo® and Epsolay®, in the United States, see note 8. On April 14, 2022, the Company announced that Twyneo® is available for purchase by consumers who obtain a prescription from their physician. On June 2, 2022, the Company announced that Epsolay® is available for purchase by consumers who obtain a prescription from their physician. In addition to the novel products, the Company’s products included the approved generic products Acyclovir, Ivermectin and other generic product candidates.  In November 2021, the Company entered into an agreement with Padagis, to sell its rights in relation to ten generic collaborative agreements between the parties, including the agreements for the two aforementioned approved generic drug products. Under the new agreement, the Company has retained collaboration rights to two generic programs related to four generic drug candidates, see note 7b.

On January 27, 2023 the Company entered into an asset purchase agreement with PellePharm, Inc. (hereafter-“PellePharm”), pursuant to which the Company has agreed to purchase all of the assets related to the topically-applied patidegib, a hedgehog signaling pathway blocker, for the treatment of Gorlin syndrome (such compound designated as investigational compound SGT-610). On January 30, 2023, upon closing of the transaction, the Company paid an upfront payment of $4 million to PellePharm, the remaining principal amount outstanding of $0.7 million has not transferred as of the issuance date of this report. In addition, the Company will be required to pay total development and NDA acceptance milestones of up to $6 million, and up to $64 million in commercial milestones which amount increases to $89 million when sales exceed $500 million as well as single digit royalties which increase to double digit royalties when sales exceed $500 million.

The Company has a wholly owned U.S. subsidiary - Sol-Gel Technologies Inc. (the "Subsidiary"). The Subsidiary supports the Company with regard to marketing, regulatory affairs and business development relating to its products and technology in the U.S.

Risk and Uncertainties

Since incorporation through December 31, 2022, the Company has an accumulated deficit of approximately $193,065 and its activities have been funded mainly by its shareholders, collaboration revenues and license agreements, see also Notes 7 and 8. The Company expects to continue to incur significant research and development and other costs related to its ongoing operations.

In addition, management is continuing to analyze cash resources and considering raising additional funding from different sources, such as corporate collaborations, public or private equity offerings and/or debt financings. Management expects that the Company's cash and cash equivalents, deposits and marketable securities as of December 31, 2022 will allow the Company to fund its operating plan through at least the next 12 months from the financial statement issuance date. See also Note 13 about shares and warrants issuance subsequent to December 31, 2022.